Note 14 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2013	34,476,038	$300,392	1,325,694	$373	35,801,732	$300,765
Balance, December 31, 2014	34,481,261	310,028	1,325,694	373	35,806,955	310,401